BORROWINGS - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Borrowings
Borrowings weighted average interest rate	4.29%	4.29%	4.46%
Borrowings	$ 188,408	$ 1,467,586	$ 1,576,251
Banks
Borrowings
Unused borrowing facilities		3,326,555	4,190,779
Borrowings		1,467,586	1,176,251
Third party
Borrowings
Unused borrowing facilities		$ 0	1,100,000
Borrowings			$ 400,000